INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished products	$ 16,656	$ 19,506
Raw materials	6,778	7,366
Inventory, net	$ 23,434	$ 26,872